Long-Term Debt - $25 Million Revolving Credit Facility (Details) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2019	Apr. 30, 2013
Long-Term Debt
Credit facility amount		$ 20.0
$25 million revolving credit facility
Long-Term Debt
Credit facility amount	$ 25.0
Interest margin percentage	1.80%
Commitment fee percentage	0.50%